Consolidated Statements of Profit and Loss and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenue	$ 14,636,763	$ 20,191,935	$ 9,415,119
Cost of sales	12,361,612	13,910,570	10,535,322
Gross Profit/Loss	2,275,151	6,281,365	(1,120,203)
Selling and administrative expenses	15,553,783	8,827,619	26,363,795
Operating Loss	(13,278,632)	(2,546,254)	(27,483,998)
Finance income	134,124	4,233,034	4,116,259
Finance costs	3,226,024	1,120,831	1,996,436
Other income	198,778	5,199,803	589,255
Other expense	57,952,751	15,169,616	39,211,769
Loss before tax	(74,124,505)	(9,403,864)	(63,986,689)
Corporate income tax expense(benefit)	2,861,079	(1,511,696)	(3,599,507)
Net loss for the year	(76,985,584)	(7,892,168)	(60,387,182)
Owners of the parent	(74,726,799)	(5,892,144)	(60,114,590)
Non-controlling interests	(2,258,785)	(2,000,024)	(272,592)
Other comprehensive income	(952,555)	11	3,078,430
Items that may not be reclassified to profit and loss	284,832	(362,544)	(142,167)
Re-evaluation of defined benefit plan	284,832	(362,544)	0
(negative) Changes in retained earnings due to equity method	0	0	(142,167)
Items that may be subsequently reclassified to profit or loss	(1,237,387)	362,555	3,220,597
Gain (Loss) on valuation of other financial assets	2,688	0	(7,946)
Changes in equity from equity method	0	(360,339)	1,901,262
Exchange difference on translating foreign operations	(1,240,075)	722,894	1,327,281
Total comprehensive loss	(77,938,139)	(7,892,157)	(57,308,752)
Owners of the parent	(75,623,348)	(5,985,744)	(57,036,160)
Non-controlling interests	$ (2,314,791)	$ (1,906,413)	$ (272,592)
Earnings per share [abstract]
Basic Earnings Per Share (Loss)	$ (4.05)	$ (0.41)	$ (10.14)
Diluted Earnings Per Share (Loss)	$ (4.05)	$ (0.41)	$ (10.14)